Cover	Sep. 17, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 17, 2026
Registrant Name	CoreWeave, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-42563
Entity Tax Identification Number	82-3060021
Entity Address, Address Line One	290 W Mt. Pleasant Ave.
Entity Address, Address Line Two	Suite 4100
Entity Address, City or Town	Livingston
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07039
City Area Code	973
Local Phone Number	270-9737
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.000005 par value per share
Trading Symbol	CRWV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Central Index Key	0001769628
Amendment Flag	false